Revenue from contracts with customers - Summary of the Revenue recognized that Relates to Carried-Forward Contract Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Revenue recognized that was included in the contract liability balance at the beginning of the period	€ 21,192	€ 7,280	€ 5,250